Note 8 - Fair Value Transfer Between Levels - Liabilities (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Level 1 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	€ 0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Level 1 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	1,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Level 1 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Level 1 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	1,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Level 2 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 3 Of Fair Value Hierarchy Liabilities	27,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 3 Of Fair Value Hierarchy Liabilities	0
Level 2 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 3 Of Fair Value Hierarchy Liabilities	27,000,000
Level 2 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 3 Of Fair Value Hierarchy Liabilities	54,000,000
Level 3 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	125,000,000
Transfers Out Of Level 3 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Level 3 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 3 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Level 3 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	2,679,000,000
Transfers Out Of Level 3 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Level 3 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	2,804,000,000
Transfers Out Of Level 3 Into Level 1 Of Fair Value Hierarchy Liabilities	€ 0